Investment Objectives and Goals - Advisors Capital International ETF Fund	May 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Advisors Capital International ETF Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital International ETF Fund (the "Fund") seeks long-term capital appreciation.